Other Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Other income	€ 350	€ 173	€ 66
Operating lease income	24	21	19
Operating lease, depreciation	22	€ 19	€ 17
ING Australia Holdings Ltd [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other income	€ 121